Consolidated statement of changes in equity - RUB (₽) ₽ in Millions	Share capital	Additional paid-in capital	Share premium	Other reserves	Retained earnings	Translation reserve	Total	Non-controlling interests	Total
Beginning balance, equity at Dec. 31, 2018	₽ 1	₽ 1,876	₽ 12,068	₽ 2,097	₽ 9,091	₽ 513	₽ 25,646	₽ 60	₽ 25,706
Beginning balance, shares outstanding at Dec. 31, 2018	61,451,513
Profit for the year					4,832		4,832	55	4,887
Foreign currency translation						(224)	(224)	(5)	(229)
Debt instruments at FVOCI				15			15		15
Total comprehensive income, net of tax				15	4,832	(224)	4,623	50	4,673
Share-based payments				464			464		464
Exercise of options	641,322
Dividends					(3,366)		(3,366)		(3,366)
Dividends to non-controlling interests								(43)	(43)
Other								3	3
Ending balance, equity at Dec. 31, 2019	₽ 1	1,876	12,068	2,576	10,557	289	27,367	70	₽ 27,437
Ending balance, shares outstanding at Dec. 31, 2019	62,092,835								62,093,000
Profit for the year					8,842		8,842	96	₽ 8,938
Foreign currency translation						265	265	9	274
Debt instruments at FVOCI				(15)			(15)		(15)
Total comprehensive income, net of tax				(15)	8,842	265	9,092	105	9,197
Share-based payments				43			43		₽ 43
Exercise of options	285,997								286,000
Dividends					(4,797)		(4,797)		₽ (4,797)
Dividends to non-controlling interests								(74)	(74)
Other				(29)			(29)	(5)	(34)
Ending balance, equity at Dec. 31, 2020	₽ 1	1,876	12,068	2,575	14,602	554	31,676	96	₽ 31,772
Ending balance, shares outstanding at Dec. 31, 2020	62,378,832								62,379,000
Profit for the year					17,399		17,399	137	₽ 17,536
Foreign currency translation						(12)	(12)		(12)
Debt instruments at FVOCI				(206)			(206)		(206)
Total comprehensive income, net of tax				(206)	17,399	(12)	17,181	137	17,318
Share-based payments				8			8		₽ 8
Exercise of options	58,936								59,000
Dividends					(5,179)		(5,179)		₽ (5,179)
Dividends to non-controlling interests								(78)	(78)
Other				(1)			(1)		(1)
Ending balance, equity at Dec. 31, 2021	₽ 1	₽ 1,876	₽ 12,068	₽ 2,376	₽ 26,822	₽ 542	₽ 43,685	₽ 155	₽ 43,840
Ending balance, shares outstanding at Dec. 31, 2021	62,437,768								62,438,000